SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

8. SEGMENT INFORMATION

The Company views its operations and manages its business as one operating segment which is the business of providing subscription-based software as a service (SaaS) and Managed IT (MSP/MSaaS) services and related non-recurring professional IT and other services. The Company aggregates is operating segments based on similar economic and operating characteristics of its operations.

The Company’s SaaS and Managed IT offerings are sold under monthly recurring revenue contracts are included in the Subscription software and services segment. Professional services and other revenue segment consists of non-recurring revenue, including the periodic sale and installation of IT related hardware and custom IT projects. Professional services and other revenue is recognized when services are performed.

Revenue type were as follows:

	For the Three Months Ended June 30
	2023	%	2022	%	% Change
Revenue:
Subscription software and services	$1,629,999	88%	$1,814,273	90%	(10%)

Professional services and other	226,149	12%	196,888	10%	15%

	$1,856,148	100%	$2,011,161	100%	(9%)

	For the Six Months Ended June 30
	2023	%	2022	%	% Change
Revenue:
Subscription software and services	$3,333,814	90%	$3,671,092	91%	(9%)

Professional services and other	362,705	10%	383,958	9%	(11%)

	$3,696,519	100%	$4,055,050	100%	(9%)